Victory Portfolios IV

Victory Pioneer Fundamental Growth Fund

Supplement to the Statement of Additional Information (“SAI”)

dated March 31, 2025

Shares of the Victory Pioneer Fundamental Growth Fund are not currently available for purchase.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Victory Portfolios IV

Victory Pioneer Multi-Asset Income Fund

Victory Pioneer Securitized Income Fund

Supplement to the Statement of Additional Information (“SAI”)

dated March 31, 2025

Shares of the Victory Pioneer Multi-Asset Income Fund and Victory Pioneer Securitized Income Fund are not currently available for purchase.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Victory Portfolios IV

Victory Pioneer Disciplined Value Fund

Victory Pioneer Active Credit Fund

Victory Pioneer High Income Municipal Fund

Supplement to the Statement of Additional Information (“SAI”)

dated March 31, 2025

Shares of the Victory Pioneer Disciplined Value Fund, Victory Pioneer Active Credit Fund, and Victory Pioneer High Income Municipal Fund are not currently available for purchase.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Victory Portfolios IV

Victory Pioneer Equity Premium Income Fund

Victory Pioneer CAT Bond Fund

Victory Pioneer Floating Rate Fund

Victory Pioneer High Yield Fund

Supplement to the Statement of Additional Information (“SAI”)

dated March 31, 2025

Shares of the Victory Pioneer Equity Premium Income Fund, Victory Pioneer CAT Bond Fund, Victory Pioneer Floating Rate Fund, and Victory Pioneer High Yield Fund are not currently available for purchase.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Victory Portfolios IV

Victory Pioneer International Equity Fund

Supplement to the Statement of Additional Information (“SAI”)

dated March 31, 2025

Shares of the Victory Pioneer International Equity Fund are not currently available for purchase.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Victory Portfolios IV

Victory Pioneer AMT-Free Municipal Fund

Supplement to the Statement of Additional Information (“SAI”)

dated March 31, 2025

Shares of the Victory Pioneer AMT-Free Municipal Fund are not currently available for purchase.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE